The Company and basis of presentation - Goodwill recognized and Impairment analysis (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Basis of presentation
Effective tax rate (as a percent)	20.60%	24.40%
Goodwill	€ 13,845,845		€ 13,571,394
FME AG shareholders' equity	13,241,813		13,309,832
Market capitalization	10,417,313		11,383,815
Care Delivery
Basis of presentation
Goodwill	11,449,446		11,212,997
Value-Based Care
Basis of presentation
Goodwill	376,743		368,663
Care Enablement
Basis of presentation
Goodwill	€ 2,019,656		€ 1,989,734